New Accounting Pronouncements And Regulatory Developments	12 Months Ended
Dec. 31, 2011
New Accounting Pronouncements And Regulatory Developments [Abstract]
New Accounting Pronouncements And Regulatory Developments

NOTE 2 – NEW ACCOUNTING PRONOUNCEMENTS AND REGULATORY DEVELOPMENTS

In January 2010, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2010-06, Fair Value Measurements and Disclosures, which provides amendments to Accounting Standards Codification (ASC) 820-10. This standard enhanced information reported to users of the financial statements by providing additional disclosures about the fair value measurements. This standard was effective for the Corporation as of January 1, 2010; except for the purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. Those disclosures were effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The adoption of this ASU did not have an impact on the Corporation's financial position or results of operations.

In July 2010, the FASB issued ASU 2010-20, Disclosure about the Credit Quality of Financing Receivables and the Allowance for Credit Losses. The new guidance increased disclosures made about the credit quality of loans and the allowance for credit losses. The disclosures provide additional information about the nature of credit risk inherent in the Corporation's loans, how credit risk is analyzed and assessed, and the reasons for the change in the allowance for loan losses. The requirements were generally effective for the Corporation's year ended December 31, 2010 and the appropriate required disclosures were made in the consolidated financial statements. In January 2011, the FASB issued ASU 2011-01 delaying the effective date of the disclosures in ASU 2010-20 related to troubled debt restructuring until the second quarter of 2011 when FASB issued ASU 2011-02, A Creditors Determination of whether a Restructuring Is a Troubled Debt Restructuring. ASU 2011-02 provided clarification when a loan modification or restructuring is considered a troubled debt restructuring and required reconsideration based on the clarification for loan modifications and restructuring occurring after January 1, 2011. The adoption of ASU 2011-02 did not have a material impact on the Corporation's consolidated financial statements.